                            VAN KAMPEN COMSTOCK FUND

                      SUPPLEMENT DATED MAY 25, 2000 TO THE
                        PROSPECTUS DATED APRIL 28, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. The Fund is managed by a team of portfolio managers headed by B. Robert Baker, Jr., Senior Portfolio Manager. Mr. Baker has been primarily responsible for managing the Fund's investment portfolio since July 1994. Mr. Baker has been a Senior Vice President of the Adviser and Advisory Corp. since December 1998 and a Vice President and a Portfolio Manager of the Adviser and Advisory Corp. since June 1995. Prior to June 1995, Mr. Baker was an Associate Portfolio Manager of the Adviser. Mr. Baker has been employed by the Adviser since November 1991.

    Portfolio Managers Jason S. Leder and Kevin C. Holt have been responsible as co-managers for the day-to-day management of the Fund's investment portfolio since December 1995 and August 1999, respectively.

    Mr. Leder has been a Vice President of the Adviser and Advisory Corp. since December 1998 and an Assistant Vice President of the Adviser and Advisory Corp. since October 1996. Prior to October 1996, Mr. Leder was an Associate Portfolio Manager of the Adviser. Prior to April 1995, Mr. Leder was a Securities Analyst for two years with Salomon Brothers, Inc.

    Mr. Holt has been a Vice President of the Adviser since August 1999. Prior to joining the Adviser in August 1999, Mr. Holt was a Senior Research Analyst with Strong Capital Management from October 1997 to August 1999. From July 1995 to October 1997, he was a Portfolio Manager/Analyst with Citibank Global Asset Management.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel*, effective May 31, 2000.

    (3) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                               ERNST & YOUNG LLP
                             233 South Wacker Drive
                             Chicago, Illinois 60606
                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            VAN KAMPEN COMSTOCK FUND

                           VAN KAMPEN ENTERPRISE FUND

                         VAN KAMPEN EQUITY INCOME FUND

                             VAN KAMPEN HARBOR FUND

                  VAN KAMPEN LIMITED MATURITY GOVERNMENT FUND

                     VAN KAMPEN REAL ESTATE SECURITIES FUND

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           ASSET ALLOCATION PORTFOLIO
                               COMSTOCK PORTFOLIO
                           DOMESTIC INCOME PORTFOLIO
                           EMERGING GROWTH PORTFOLIO
                              ENTERPRISE PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                              GOVERNMENT PORTFOLIO
                          GROWTH AND INCOME PORTFOLIO
                             MONEY MARKET PORTFOLIO
                MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO
                           STRATEGIC STOCK PORTFOLIO

                      SUPPLEMENT DATED MAY 25, 2000 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 28, 2000

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "TRUSTEES AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel, effective May 31, 2000.

     (2) The information in the section entitled "OTHER
INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted in its entirety and replaced with the following:

     Independent accountants for the Fund perform an annual audit of the Fund's financial statements. The Fund's Board of Trustees has engaged Ernst & Young LLP, located at 233 South Wacker Drive, Chicago, Illinois 60606, to be the Fund's independent accountants, effective May 18, 2000. PricewaterhouseCoopers LLP, located at 200 East Randolph Drive, Chicago, Illinois 60601 ("PWC"), ceased being the Fund's independent accountants effective May 18, 2000. The cessation of the client-auditor relationship between the Fund and PWC was based solely on a possible future business relationship by PWC with an affiliate of the Fund's investment adviser. The change in independent accountants was approved by the Fund's audit committee and the Fund's Board of Trustees, including Trustees who are not "interested persons" of the Fund (as defined in the 1940 Act).

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE